Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing

We do not time the grant of equity-based awards in coordination with the release of material, non-public information, and do not time the release of material non-public information for the purpose of affecting the value of employee or Board equity-based awards or other compensation. In particular, it is our practice to approve annual equity-based incentive awards to our Board and our executive officers at a regularly scheduled February meeting of the Compensation Committee. These annual equity-based incentive awards approved at this meeting have a grant date of March 1, which falls outside of our quarterly blackout period when trading in our securities is prohibited under our Insider Trading Policy. Under the 2009 Plan, the exercise price of stock options is equal to the closing price of the Company’s stock on the date of grant, or, if the date of grant falls on a weekend or a non-business day, the closing price of the Company’s stock on the last business day prior to the date of grant.

Award Timing Method	We do not time the grant of equity-based awards in coordination with the release of material, non-public information, and do not time the release of material non-public information for the purpose of affecting the value of employee or Board equity-based awards or other compensation. In particular, it is our practice to approve annual equity-based incentive awards to our Board and our executive officers at a regularly scheduled February meeting of the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false